Annual Total Returns- Vanguard California Intermediate-Term Tax-Exempt Fund (Retail) [BarChart] - Retail - Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.16%	6.63%	(0.83%)	8.00%	3.18%	(0.18%)	4.82%	1.19%	6.74%	4.70%